Schedule of Restricted Stock Awards Activity (Details) (Parenthetical) - Restricted Stock [Member] - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted in lieu of making cash payments to satisfy accrued liabilities	$ 2,100	$ 1,750
Shares issued for consulting services	900